Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangibles
Schedule of intangible assets

Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

Schedule of future amortization expense of intangible assets for the next five years

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660